Share-Based Compensation - Summary of RSUs and DSUs Outstanding (Details)	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
RSUs and DSUs
RSUs and DSUs outstanding, beginning (in shares)	169,195	179,167
Issued (in shares)	266,640	61,877
Vested, released and issued (in shares)	(44,823)	(61,849)
Forfeited (in shares)	(14,716)	(10,000)
RSUs and DSUs outstanding, ending (in shares)	376,296	169,195
Weighted Average Issue Price of RSUs and DSUs
RSUs and DSUs outstanding, beginning (in CAD per share) | $ / shares	$ 59.28	$ 39.48
Issued (in CAD per share) | $ / shares	37.82	96.24
Vested, released and issued (in CAD per share) | $ / shares	50.58	40.08
Forfeited (in CAD per share) | $ / shares	86.77	50.04
RSUs and DSUs outstanding, ending (in CAD per share) | $ / shares	$ 44.06	$ 59.28
RSUs
RSUs and DSUs
RSUs and DSUs outstanding, beginning (in shares)	166,778
RSUs and DSUs outstanding, ending (in shares)	360,098	166,778
DSUs
RSUs and DSUs
RSUs and DSUs outstanding, beginning (in shares)	2,417
RSUs and DSUs outstanding, ending (in shares)	16,198	2,417